Short-Term Bank Borrowings	6 Months Ended
Mar. 31, 2026
Short-Term Bank Borrowings [Abstract]
SHORT-TERM BANK BORROWINGS

10. SHORT-TERM BANK BORROWINGS

Outstanding balances of short-term bank borrowings as of September 30, 2025 and March 31, 2026 consisted of the following:

	September 30	As of March 31,
	2025	2026	2026
	RMB	RMB	US$
Collateralized and guaranteed bank loans from Bank of China	10,000,000	10,000,000	1,449,696
	10,000,000	10,000,000	1,449,696

Short-term borrowings were denominated in RMB by New Brand from Bank of China in the PRC drawn under a banking facility with details as follows:

i)	Guaranteed by Suqin Li who is the Director and Chief Executive Officer of the Company, her husband and Shanghai Administration Center of Policy Financing Guarantee Funds for SMEs;

ii)	Secured by properties owned by Suqin Li and her husband.

The average interest rates for short-term borrowings as of September 30, 2025 and March 31, 2026 were 2.60% and 2.60% respectively.

Short-term bank borrowings as at March 31, 2026 are as follows:

Maturity date	Type	Bank	Interest rate	Balance as at March 31, 2026
				RMB	US$
May 19, 2026	Operating loan	BOC	2.60%	4,000,000	579,878
May 19, 2026	Operating loan	BOC	2.60%	6,000,000	869,818
				10,000,000	1,449,696